Summary of Significant Accounting Policies - Schedule of Accounts Receivable by Customers (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Accounts Receivable | Customer Concentration Risk
Concentration Risk [Line Items]
Concentration risk, percentage	10.00%	20.40%